Offerings - Offering: 1	Nov. 25, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Class A Common Stock, $0.0001 par value per share
Amount Registered | shares	4,587,007
Proposed Maximum Offering Price per Unit	0.3950
Maximum Aggregate Offering Price	$ 1,811,867.77
Fee Rate	0.01381%
Amount of Registration Fee	$ 250.22
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”) of EON Resources Inc. (the “Company”) that may be offered or issued pursuant the EON Resources Inc. 2025 Omnibus Incentive Plan (the “Plan”) as a result of one or more adjustments under the Plan to prevent dilution resulting from one or more stock splits, stock dividends or similar transactions effected without the Company’s receipt of consideration which results in an increase in the number of the outstanding shares of Class A Common Stock.

Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rules 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of the Company’s Class A Common Stock on December 15, 2025.